Supplemental Condensed Consolidating Financial Information	12 Months Ended
Dec. 31, 2011
Supplemental Condensed Consolidating Financial Information [Abstract]
Supplemental Condensed Consolidating Financial Information

Note 23: Supplemental Condensed Consolidating Financial Information

CNH and certain wholly-owned subsidiaries of CNH (the "Guarantor Entities") guarantee the 7.875% Senior Notes and the 7.75% Senior Notes issued by Case New Holland in 2009 and 2010, respectively. As the guarantees are unconditional, irrevocable and joint and several and as the Guarantor Entities are all wholly-owned by CNH, the Company has included the following condensed consolidating financial information as of December 31, 2011, and 2010 and for the three years ended December 31, 2011. The condensed consolidating financial information reflects investments in consolidated subsidiaries on the equity method of accounting. The goodwill and other intangible assets are allocated to reporting units and are primarily reported by the Guarantor Entities, except for the portion related to Financial Services which is reported by All Other Subsidiaries. It is not practicable to allocate goodwill and other intangibles to the individual Guarantor Entities and All Other Subsidiaries.

In an effort to reduce the complexity of the Company's legal structure and as a part of the Company's tax planning strategies, CNH has actively eliminated and transferred legal entities. These transactions between entities under common control are accounted for at historical cost in accordance with existing accounting guidance. As a consequence, any material future transactions related to CNH's legal entity rationalization activities and tax planning strategies may result in a retroactive restatement of the information contained in this note as these transactions are completed.

The following condensed financial statements present CNH, Case New Holland, the Guarantor Entities, and all other subsidiaries as of December 31, 2011, and 2010, and for the years ended December 31, 2011, 2010, and 2009.

	Condensed Statements of Operations For the Year Ended December 31, 2011
	CNH Global N.V.	Case New Holland Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Revenues:
Net sales	$—	$—	$13,625	$9,448	$(5,014)	$18,059
Finance and interest income	36	43	114	1,350	(417)	1,126

	36	43	13,739	10,798	(5,431)	19,185

Cost and Expenses:
Cost of goods sold	—	—	11,364	8,276	(5,014)	14,626
Selling, general and administrative	10	2	687	1,144	—	1,843
Research, development and engineering	—	—	334	192	—	526
Restructuring			(2)	2
Interest	7	209	141	654	(225)	786
Interest compensation to Financial Services		—	193	—	(193)	—
Other, net	(12)	—	185	80	—	253

	5	211	12,902	10,348	(5,432)	18,034

Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	31	(168)	837	450	1	1,151
Income tax provision (benefit)	11	(67)	195	204	—	343
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	919	621	428	188	(2,040)	116

Net income (loss)	939	520	1,070	434	(2,039)	924
Net income (loss) attributable to noncontrolling interests	—	—	—	(15)	—	(15)

Net income (loss) attributable to CNH	$939	$520	$1,070	$449	$(2,039)	$939

	Condensed Balance Sheets As of December 31, 2011
	CNH Global N.V.	Case New Holland Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Assets:
Cash and cash equivalents	$602	$—	$92	$1,361	$—	$2,055
Deposits in Fiat subsidiaries' cash management pools	413	—	3,115	588	—	4,116
Accounts, notes receivable and other, net	46	1	819	15,260	(1,635)	14,491
Intercompany notes receivable	1,451	447	2,329	859	(5,086)
Inventories	—	—	1,704	1,958	—	3,662
Property, plant and equipment, net	—	—	1,017	919	—	1,936
Equipment on operating leases, net	—	—	7	659	—	666
Investments in unconsolidated affiliates	391	—	3	112	—	506
Investments in consolidated subsidiaries accounted for under the equity method	5,533	4,248	1,984	1,134	(12,899)	—
Goodwill and other intangible assets, net	1	—	2,778	305	—	3,084
Other assets	26	577	1,274	1,728	(28)	3,577

Total Assets	$8,463	$5,273	$15,122	$24,883	$(19,648)	$34,093

Liabilities and Equity:
Short-term debt	$256	$—	$537	$3,279	$—	$4,072
Intercompany short-term debt	—	173	774	1,282	(2,229)
Accounts payable	—	122	2,124	2,281	(1,575)	2,952
Long-term debt, including current maturities	300	2,548	261	9,929		13,038
Intercompany long-term debt	—	1,653	598	606	(2,857)	—
Accrued and other liabilities	47	32	4,391	1,726	(89)	6,107

	603	4,528	8,685	19,103	(6,750)	26,169
Equity	7,860	745	6,437	5,780	(12,898)	7,924

Total Liabilities and Equity	$8,463	$5,273	$15,122	$24,883	$(19,648)	$34,093

	Condensed Statements of Cash Flow For the Year Ended December 31, 2011
	CNH Global N.V.	Case New Holland Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net income (loss)	$939	$520	$1,070	$434	$(2,039)	$924
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization	—	—	175	251	—	426
Intercompany activity	(26)	59	93	(126)	—	—
Changes in operating assets and liabilities	(18)	(312)	219	(285)	—	(396)
Other, net	(19)	(619)	315	(78)	441	40

Net cash provided (used) by operating activities	876	(352)	1,872	196	(1,598)	994

Investing activities:
Expenditures for property, plant and equipment	—	—	(192)	(216)	—	(408)
Expenditures for equipment on operating leases	—	—	(2)	(394)	—	(396)
Net (additions) collections from retail receivables and related securitizations	—	—	—	(455)	—	(455)
(Deposits in) withdrawals from Fiat Industrial subsidiaries' cash management pools	(393)	—	(1,832)	(194)	—	(2,419)
Other, net	(1,630)	—	(454)	(562)	2,774	128

Net cash (used) provided by investing activities	(2,023)	—	(2,480)	(1,821)	2,774	(3,550)

Financing Activities:
Intercompany activity	715	186	3	(904)	—	—
Net (decrease) increase in indebtedness	(101)	73	(2)	1,098	—	1,068
Dividends paid	—	(799)	(354)	(445)	1,598	—
Other, net	34	—	897	1,844	(2,774)	1

Net cash provided (used) by financing activities	648	(540)	544	1,593	(1,176)	1,069

Other, net	—	—	—	(76)	—	(76)

Increase (decrease) in cash and cash equivalents	(499)	(892)	(64)	(108)	—	(1,563)
Cash and cash equivalents, beginning of year	1,101	892	156	1,469	—	3,618

Cash and cash equivalents, end of year	$602	$—	$92	$1,361	$—	$2,055

	Condensed Statements of Operations For the Year Ended December 31, 2010
	CNH Global N.V.	Case New Holland Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Revenues:
Net sales	$—	$—	$10,474	$7,471	$(3,471)	$14,474
Finance and interest income	62	100	163	1,340	(531)	1,134

	62	100	10,637	8,811	(4,002)	15,608

Cost and Expenses:
Cost of goods sold	—	—	8,772	6,590	(3,471)	11,891
Selling, general and administrative	3	—	635	1,060	—	1,698
Research, development and engineering	—	—	287	164	—	451
Restructuring	—	—	5	11	—	16
Interest	68	219	196	708	(361)	830
Interest compensation to Financial Services	—	—	170	—	(170)	—
Other, net	123	2	103	78	—	306

	194	221	10,168	8,611	(4,002)	15,192

Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(132)	(121)	469	200	—	416
Income tax provision (benefit)	25	(50)	107	(5)	—	77
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	609	425	316	91	(1,342)	99

Net income (loss)	452	354	678	296	(1,342)	438
Net income (loss) attributable to noncontrolling interests	—	—	—	(14)	—	(14)

Net income (loss) attributable to CNH	$452	$354	$678	$310	$(1,342)	$452

	Condensed Balance Sheets As of December 31, 2010
	CNH Global N.V.	Case New Holland Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Assets:
Cash and cash equivalents	$1,101	$892	$156	$1,469	$—	$3,618
Deposits in Fiat subsidiaries' cash management pools	20	—	1,319	421	—	1,760
Accounts, notes receivable and other, net	18	15	653	14,531	(1,189)	14,028
Intercompany notes receivable	1,004	339	2,099	584	(4,026)	—
Inventories	—	—	1,380	1,557	—	2,937
Property, plant and equipment, net	—	—	932	854	—	1,786
Equipment on operating leases, net	—	—	2	620	—	622
Investments in unconsolidated affiliates	469	—	15	6	—	490
Investments in consolidated subsidiaries accounted for under the equity method	5,472	3,771	1,724	413	(11,380)	—
Goodwill and other intangible assets, net	1	—	2,826	237	—	3,064
Other assets	3	279	1,388	1,868	(254)	3,284

Total Assets	$8,088	$5,296	$12,494	$22,560	$(16,849)	$31,589

Liabilities and Equity:
Short-term debt	$256	$—	$536	$3,071	$—	$3,863
Intercompany short-term debt	70	300	599	1,993	(2,962)	—
Accounts payable	1	79	1,632	1,779	(1,124)	2,367
Long-term debt, including current maturities	401	2,466	264	9,303	—	12,434
Intercompany long-term debt	—	—	509	554	(1,063)	—
Accrued and other liabilities	55	51	4,052	1,707	(320)	5,545

	783	2,896	7,592	18,407	(5,469)	24,209
Equity	7,305	2,400	4,902	4,153	(11,380)	7,380

Total Liabilities and Equity	$8,088	$5,296	$12,494	$22,560	$(16,849)	$31,589

	Condensed Statements of Cash Flow For the Year Ended December 31, 2010
	CNH Global N.V.	Case New Holland Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net income (loss)	$452	$354	$678	$296	$(1,342)	$438
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization	—	—	173	242	—	415
Intercompany activity	35	83	(36)	(82)	—	—
Changes in operating assets and liabilities	33	(98)	569	152	—	656
Other, net	(502)	(639)	(121)	(187)	1,342	(107)

Net cash provided (used) by operating activities	18	(300)	1,263	421	—	1,402

Investing activities:
Expenditures for property, plant and equipment	—	—	(175)	(126)	—	(301)
Expenditures for equipment on operating leases	—	—	—	(365)	—	(365)
Net (additions) collections from retail receivables and related securitizations	—	—	—	101	—	101
Other, net	(10)	—	1	66	—	57
(Deposits in) withdrawals from Fiat subsidiaries' cash management pools	(20)	—	434	48	—	462

Net cash provided (used) by investing activities	(30)	—	260	(276)	—	(46)

Financing Activities:
Intercompany activity	(954)	2,905	(1,667)	(284)	—	—
Net increase (decrease) in indebtedness	(28)	167	(47)	853	—	945
Dividends paid	—	—	—	—	—	—
Other, net	2,095	(1,880)	294	(508)	—	1

Net cash provided (used) by financing activities	1,113	1,192	(1,420)	61		946

Other, net	—	—	16	37		53

Increase (decrease) in cash and cash equivalents	1,101	892	119	243	—	2,355
Cash and cash equivalents, beginning of year	—	—	37	1,226	—	1,263

Cash and cash equivalents, end of year	$1,101	$892	$156	$1,469	$—	$3,618

	Condensed Statements of Operations For the Year Ended December 31, 2009
	CNH Global N.V.	Case New Holland Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Revenues:
Net sales	$—	$—	$9,446	$6,264	$(2,927)	$12,783
Finance and interest income	21	64	114	1,148	(370)	977

	21	64	9,560	7,412	(3,297)	13,760

Cost and Expenses:
Cost of goods sold	—	—	8,049	5,740	(2,927)	10,862
Selling, general and administrative	4	—	611	871	—	1,486
Research, development and engineering	—	—	262	136	—	398
Restructuring	—	—	68	34	—	102
Interest	35	120	144	602	(230)	671
Interest compensation to Financial Services	—	—	144	—	(144)	—
Other, net	18	2	201	109	4	334

	57	122	9,479	7,492	(3,297)	13,853

Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(36)	(58)	81	(80)	—	(93)
Income tax provision (benefit)	8	(23)	74	33	—	92
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(146)	83	200	91	(265)	(37)

Net income (loss)	(190)	48	207	(22)	(265)	(222)
Net income (loss) attributable to noncontrolling interests	—	—	—	(32)	—	(32)

Net income (loss) attributable to CNH	$(190)	$48	$207	$10	$(265)	$(190)

	Condensed Statements of Cash Flow For the Year Ended December 31, 2009
	CNH Global N.V.	Case New Holland Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net income (loss)	$(190)	$48	$207	$(22)	$(265)	$(222)
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization	—	5	162	231	—	398
Intercompany activity	(135)	(19)	131	23	—	—
Changes in operating assets and liabilities	13	8	675	1,321	—	2,017
Other, net	115	(83)	(234)	(44)	265	19

Net cash provided (used) by operating activities	(197)	(41)	941	1,509	—	2,212

Investing activities:
Expenditures for property, plant and equipment	—	—	(107)	(111)	—	(218)
Expenditures for equipment on operating leases	—	—	—	(302)	—	(302)
Net (additions) collections from retail receivables and related securitizations	—	—	—	1,796	—	1,796
Other, net	2	—	(14)	131	—	119
(Deposits in) withdrawals from Fiat subsidiaries' cash management pools	418	—	(828)	248	—	(162)

Net cash provided (used) by investing activities	420	—	(949)	1,762	—	1,233

Financing Activities:
Intercompany activity	49	(417)	461	(93)	—	—
Net increase (decrease) in indebtedness	(272)	473	(487)	(2,668)	—	(2,954)
Dividends paid	—	—	—	—	—	—
Other, net	—	(15)	—	—	—	(15)

Net cash provided (used) by financing activities	(223)	41	(26)	(2,761)		(2,969)

Other, net	—	—	8	146		154

Increase (decrease) in cash and cash equivalents	—	—	(26)	656	—	630
Cash and cash equivalents, beginning of year	—	—	63	570	—	633

Cash and cash equivalents, end of year	$—	$—	$37	$1,226	$—	$1,263